Securities Available for Sale - Schedule of Realized Gain (Loss) (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Proceeds	$ 2,494	$ 120,420
Gross realized gains	2	133
Gross realized losses		$ 4